Loans and Advances to Customers (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Net Loans and Advances to Customers

	30 June 2018 £m	31 December 2017 £m
Loans and advances to customers	200,471	199,151
Amounts due from fellow Banco Santander subsidiaries and joint ventures	1,344	1,199
Amounts due from Santander UK Group Holdings plc	–	8
Loans and advances to customers	201,815	200,358
Credit impairment loss allowances on loans and advances to customers	(792)	(940)
Residual value and voluntary termination provisions	(73)	(78)
Net loans and advances to customers	200,950	199,340

Summary of Movement in Impairment Loss Allowances

Movement in credit impairment loss allowances on loans and advances:

	Loans secured on residential properties £m	Corporate loans £m	Finance leases £m	Other unsecured loans £m	Total £m
At 31 December 2017	225	490	46	179	940
Adjustment for the adoption of IFRS 9 (see Note 1)	47	99	11	54	211
Re-allocation of ECL on undrawn exposures(2)	(3)	(25)	–	(22)	(50)
At 1 January 2018	269	564	57	211	1,101
(Release)/charge to the income statement	(13)	24	17	74	102
Write-offs and other items(1)	(7)	(318)	(15)	(71)	(411)
At 30 June 2018	249	270	59	214	792

Recoveries, net of collection costs	1	1	3	16	21

At 1 January 2017	279	382	45	215	921
(Release)/charge to the income statement	(18)	12	17	65	76
Write-offs and other items(1)	(10)	(38)	(16)	(69)	(133)
At 30 June 2017	251	356	46	211	864

Recoveries, net of collection costs	2	1	4	21	28

(1)	Mortgage write-offs exclude the effect of the unwind over time of the discounting in estimating losses, as described in the accounting policy ‘Impairment of financial assets’ in Note 1 to the Consolidated Financial Statements in the 2017 Annual Report. Mortgage write-offs including this effect were £8m (H117: £11m).
(2)	This relates to ECL on undrawn exposures following the adoption of a methodology to enable its separate identification from ECL on drawn exposures.